Shareholder Report, Holdings (Details) - C000109586	Jul. 31, 2026
Teleperformance
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Surya Citra Media Tbk P.T.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Robert Half International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Ternium S.A.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Phoenix Group Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Adaro Energy Tbk P.T.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Komercni banka as
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Cal-Maine Foods, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Bank Rakyat Indonesia Persero Tbk P.T.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Banco del Bajio S.A.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Panama
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Colombia
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Canada
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Turkey
Holdings [Line Items]
Percent of Net Asset Value	4.00%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.10%
South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Indonesia
Holdings [Line Items]
Percent of Net Asset Value	8.20%
United States
Holdings [Line Items]
Percent of Net Asset Value	49.60%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Technology
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Communications
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Materials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Energy
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Sovereign
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Real EstateBYRJ5J1
Holdings [Line Items]
Percent of Total Investments	45.70%
CommunicationsU02400AC0
Holdings [Line Items]
Percent of Total Investments	18.80%
Materials01877R108
Holdings [Line Items]
Percent of Total Investments	2.90%
Sovereign105756BR0
Holdings [Line Items]
Percent of Total Investments	19.40%
Energy09225M101
Holdings [Line Items]
Percent of Total Investments	13.20%